Document and Entity Information	0 Months Ended
Dec. 22, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 22, 2014
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Dec. 22, 2014
Document Effective Date	Dec. 22, 2014
Prospectus Date	Dec. 22, 2014
Rothschild U.S. Large-Cap Core Fund | Investor Class
Risk/Return:
Trading Symbol	RLBVX
Rothschild U.S. Large-Cap Core Fund | Institutional Class
Risk/Return:
Trading Symbol	RLBIX
Rothschild U.S. Large-Cap Value Fund | Investor Class
Risk/Return:
Trading Symbol	RLVVX
Rothschild U.S. Large-Cap Value Fund | Institutional Class
Risk/Return:
Trading Symbol	RLVIX
Rothschild U.S. Small/Mid-Cap Core Fund | Investor Class
Risk/Return:
Trading Symbol	RMDVX
Rothschild U.S. Small/Mid-Cap Core Fund | Institutional Class
Risk/Return:
Trading Symbol	RMDIX
Rothschild U.S. Small-Cap Core Fund | Investor Class
Risk/Return:
Trading Symbol	RCCVX
Rothschild U.S. Small-Cap Core Fund | Institutional Class
Risk/Return:
Trading Symbol	RCCIX
Rothschild U.S. Small-Cap Value Fund | Institutional Class
Risk/Return:
Trading Symbol	RCVIX
Rothschild U.S. Small-Cap Value Fund | Investor Class
Risk/Return:
Trading Symbol	RCVVX
Rothschild U.S. Small-Cap Growth Fund | Investor Class
Risk/Return:
Trading Symbol	RCGVX
Rothschild U.S. Small-Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	RCGIX